MERRILL LYNCH
CORPORATE
HIGH YIELD
FUND, INC.




FUND LOGO



Quarterly Report

June 30, 1999



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.



Merrill Lynch
Corporate High Yield Fund, Inc.
Box 9011
Princeton, NJ
08543-9011



Printed on post-consumer recycled paper



MERRILL LYNCH CORPORATE HIGH YIELD FUND, INC.


TO OUR SHAREHOLDERS

The quarter ended June 30, 1999 proved difficult for fixed-income markets. It became evident as reports on the economy accumulated that the widely anticipated slowdown in US economic growth in 1999 was an illusion. Expectations as to the interest rate outlook shifted accordingly. The 25 basis point (0.25%) increase in short-term interest rates by the Federal Reserve Board at June quarter-end was already discounted in security prices. The total return on ten-year US Treasury bonds was -3.36% for the June quarter. On the other hand, lower-quality assets benefited from the improved economic environment. The US high-yield market is driven not just by interest rates but also by expectations about credit quality. The unmanaged benchmark CS First Boston Global High Yield Index returned +1.16%, and the unmanaged Standard & Poor's 500 Index advanced 12.4% during the June quarter. Merrill Lynch Corporate High Yield Fund, Inc. performed in line with the benchmark.

The market continued to experience relatively poor liquidity during the three-month period ended June 30, 1999. Net flows into high-yield mutual funds were weak throughout the quarter, and firms involved in underwriting and market making appeared unwilling to commit capital to provide liquidity to investors. Despite this, approximately $31 billion of new-issue supply was sold. We believed that a large amount of additional supply would enter the market if interest rates declined significantly and that this could put a ceiling on price rallies.

While data relating to credit conditions in the high-yield market are mixed, on balance we believe that credit quality is improving. Credit conditions in a number of industries sensitive to economic conditions have improved markedly this year. Oil and gas, steel, and paper/forest product companies have experienced good product demand and higher prices. Most industries have maintained stable quality. It is difficult to think of a significant sector of the high-yield universe that has experienced deteriorating fundamentals, with the exception of managed care, which has been negatively affected by lower Medicare/Medicaid payments. Nevertheless, default rates continue to rise. For example, for the 12 months ended June 30, 1999, Moody's Investors Service, Inc. reported a default rate of 4.27% for the high-yield universe compared with 3.68% for the 12 months ended March 31, 1999. However, default rates are a lagging indicator.

While the high-yield market outperformed Treasury issues year-to-date June 30, 1999, valuations remain attractive. The yield spread of the unmanaged CS First Boston Global High Yield Index relative to US Treasury bonds was 5.75%. Although this is considerably tighter than the 6.46% level at the beginning of the year, it is still wide by historic measures. We believe that yield spreads will continue to narrow as conditions normalize over the remainder of the year.

Portfolio Strategy
While the fundamentals for the high-yield market are somewhat mixed, our view is positive. Currently, Merrill Lynch Corporate High Yield Fund, Inc. is fully invested, and we expect to maintain this strategy over the near term. The overall credit quality of the Fund's holdings remains modestly above the benchmark CS First Boston Global High Yield Index. The Fund's holdings are diversified among a variety of issuers and industries.

During the June quarter, the Fund's performance benefited from improvements in fundamentals for a number of holdings. Specifically, Canadian telecommunications operator Metronet Communications' bonds appreciated with an investment by AT&T Corp. and a computer chip manufacturer Zilog Inc.'s high-yield debt benefited from a turnaround in its operations. Weak sectors included healthcare and energy.



Merrill Lynch Corporate High Yield Fund, Inc.
June 30, 1999



During the June quarter, we disposed of positions where we believed downside risk outweighed upside potential and swapped into credits with what we viewed as better prospects. We sold bonds of Revlon Consumer Products, Verio Inc., Westpoint Stevens Inc., Orange PLC and Collins & Aikman Products at much higher prices than they are today. We established new core positions in Avis Rent A Car Inc., Nextlink Communications Inc., Lyondell Chemical Company, Orion Network Systems, Inc. and Cablevision SA.

The Fund's largest industry concentrations are communications, 17.8% of net assets; energy, 7.8%; cable, 9.1%; and healthcare, 6.2%. There are no significant overweightings or underweightings among industry groups, relative to the CS First Boston Global High Yield Index. The average maturity of the portfolio was 7.8 years at June 30, 1999, unchanged over the past six months. Our exposure to emerging markets remained our most significant overweight, relative to the CS First Boston Global High Yield Index, with the US dollar-denominated bonds of corporations domiciled in countries with credit ratings below investment grade constituting 13.6% of net assets at June 30, 1999, compared with 7.1% for the Index.

In Conclusion
We appreciate your ongoing investment in Merrill Lynch Corporate
High Yield Fund, Inc., and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Director



(Vincent T. Lathbury III)
Vincent T. Lathbury III
Senior Vice President and Portfolio Manager



August 10, 1999




Merrill Lynch Corporate High Yield Fund, Inc.
June 30, 1999


PORTFOLIO INFORMATION
                                                                                                                  Percent of
Ten Largest Corporate Holdings                                                                                    Net Assets
RBF Finance Co.       R&B Falcon (the parent company of RBF Finance Co.) owns and operates the world's                 2.8%
                      largest fleet of marine drilling rigs. The company operates in most of the world's major offshore hydrocarbon producing regions and in all water depths. The RBF notes are guaranteed by R&B Falcon, as well as secured by first-priority liens on certain new rigs and related long-term contracts.

Nextel                Nextel offers digital and analog wireless communication services throughout the                   2.1
Communications        United States. The company's digital service currently covers approximately 50%
Inc.                  of the total US population and will, once completed, enable Nextel to offer nationwide digital wireless service.

HMH Properties,       HMH, a wholly-owned subsidiary of Host Marriott Corporation, owns or holds controlling            1.9
Inc.                  interests in 69 full-service hotels, comprising the majority of Host Marriott's lodging properties. The properties are generally operated under the Marriott and
                      Ritz-Carlton brand names. Host Marriott manages most of the properties for fees based on revenues or operating profit.

Impsat Corp.          Impsat provides telecommunications services throughout Latin America and is one of the            1.9
                      largest providers of data transmission services in Argentina.

Doman Industries      Doman is an integrated forest products company. The company grows and harvests timber,            1.8
Limited               sawmills logs into lumber and wood chips, manufactures value-added lumber, and produces dissolving sulphite pulp and NBSK pulp. Doman also provides reforestation services.

Supercanal            Supercanal is the third-largest cable TV provider in Argentina. It has a well-positioned          1.8
Holdings SA           operation and almost no competition throughout its service territory with good demand prospects.

Stena AB              Stena is one of the largest privately held companies in Sweden. The company's operating           1.7
                      activities include ownership and chartering of roll-on/roll-off vessels; crude and petroleum product tankers; drilling rigs, and investing in residential and commercial real estate.
                      In addition to these activities, the company has significant strategic investments in Stena
                      Line AB, one of the world's largest international passenger and freight ferry service operators, and Coflexip S.A., the world leader in engineering, manufacture and installation of offshore flexible pipe and a leading subsea contractor to the offshore oil and gas industry.

PharMerica, Inc.      PharMerica is a leading provider of pharmacy products and services to patients in skilled         1.5
                      nursing facilities, assisted living facilities, residential and independent living communities, specialty hospitals and in-home settings. PharMerica was acquired in April
                      1999 by Bergen Brunswig Corporation, a pharmaceutical and medical supply management company based in California.

Extendicare           Extendicare Health Services (EHSI), based in Milwaukee, Wisconsin, operates 195 skilled           1.5
Health Services       nursing facilities and 31 assisted-living facilities in the United States with a total of 21,500 licensed beds. EHSI is a wholly-owned US subsidiary of Extendicare, Inc., one of the largest operators of long-term care facilities in North America based in Ontario,
                      Canada.

AEI Resources Inc.    Based on revenues, AEI is one of the largest coal producers in the United States. The             1.4
                      company's primary focus is on steam coal that is produced through its 53 mines throughout
                      Kentucky, West Virginia, Tennessee, Indiana, Illinois, Ohio and Colorado. These mines have approximately 1.1 billion tons of proven and recoverable coal reserves.



Merrill Lynch Corporate High Yield Fund, Inc.
June 30, 1999



PORTFOLIO INFORMATION (concluded)


As of June 30, 1999

Quality Profile*                        Percent of
S&P Rating/Moody's Rating         Long-Term Investments

BBB/Baa                                    4.1%
BB/Ba                                      33.5
B/B                                        54.1
CCC/Caa and Lower                          8.3

[FN]
*In cases when bonds are rated differently by Standard & Poor's
 Corporation and Moody's Investors Service, Inc., bonds are categorized according to the higher of the two ratings.



                                       Percent of
Five Largest Industries                Net Assets

Health Services                             7.9%
Cable--International                        7.5
Transportation                              5.1
Energy                                      5.0
Telephone--Competitive Local
Exchange Carriers                           4.9


Geographic Profile                     Percent of
Top Five Foreign Countries*            Net Assets

Canada                                      7.7%
Argentina                                   5.6
Mexico                                      3.0
United Kingdom                              3.0
Brazil                                      1.9

[FN]
*All holdings are denominated in US dollars.



OFFICERS AND DIRECTORS

Terry K. Glenn, President and Director
Ronald W. Forbes, Director
Cynthia A. Montgomery, Director
Charles C. Reilly, Director
Kevin A. Ryan, Director
Richard R. West, Director
Arthur Zeikel, Director
Vincent T. Lathbury III, Senior Vice President
Joseph T. Monagle Jr., Senior Vice President
Aldona Schwartz, Vice President
Donald C. Burke, Vice President and Treasurer
William E. Zitelli, Secretary

Custodian
State Street Bank and Trust Company
One Heritage Drive, P2N
North Quincy, MA 02101

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863



Merrill Lynch Corporate High Yield Fund, Inc.
June 30, 1999


PERFORMANCE DATA


About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.50% and an account maintenance fee of 0.25%. These classes of shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.55% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.



Recent Performance Results
                                                                                                                Standardized
                                                                 12 Month         3 Month      Since Inception   30-Day Yield
                                                               Total Return     Total Return     Total Return   As of 6/30/99
ML Corporate High Yield Fund, Inc. Class A Shares*                 +2.58%           +0.11%           +2.63%         10.09%
ML Corporate High Yield Fund, Inc. Class B Shares*                 +1.80            -0.07            +1.72           9.71
ML Corporate High Yield Fund, Inc. Class C Shares*                 +1.76            -0.09            +1.66           9.67
ML Corporate High Yield Fund, Inc. Class D Shares*                 +2.33            +0.05            +2.33           9.82
Merrill Lynch High Yield US Corporates, Cash Pay Index**           +0.94            +0.67            +2.08
CS First Boston Global High Yield Index**                          -0.85            +1.16            -0.35
Ten-Year US Treasury Securities***                                 +0.66            -3.36            +3.08

  *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. The Fund's inception date is 5/01/98.
 **Unmanaged. These market-weighted Indexes mirror the high-yield debt market of securities rated BBB or lower. Since inception total return for Merrill Lynch High Yield US Corporates, Cash Pay Index is from 5/01/98. Since inception total return for CS First Boston High Yield Index is from 4/30/98.
***Since inception total return is from 4/30/98.


Merrill Lynch Corporate High Yield Fund, Inc.
June 30, 1999


PERFORMANCE DATA (concluded)


Average Annual Total Return

                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 6/30/99                         +2.58%         -1.52%
Inception (5/01/98)
through 6/30/99                            +2.25          -1.27

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.


                                         % Return        % Return
                                       Without CDSC     With CDSC**

Class B Shares*

Year Ended 6/30/99                         +1.80%         -1.93%
Inception (5/01/98)
through 6/30/99                            +1.48          -0.90

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                         % Return       % Return
                                       Without CDSC    With CDSC**

Class C Shares*

Year Ended 6/30/99                         +1.76%         +0.82%
Inception (5/01/98)
through 6/30/99                            +1.43          +0.64

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 6/30/99                         +2.33%         -1.77%
Inception (5/01/98)
through 6/30/99                            +2.00          -1.52

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.



Merrill Lynch Corporate High Yield Fund, Inc.
June 30, 1999


SCHEDULE OF INVESTMENTS
                 S&P     Moody's     Face
Industries      Rating    Rating    Amount                    Bonds                              Cost              Value

Bonds
Aerospace--3.3%   B-      B3    $10,000,000  Fairchild Corporation, 10.75% due
                                             4/15/2009                                      $    9,990,000     $    9,850,000
                  B+      B1     10,000,000  Hexcel Corp., 9.75% due 1/15/2009                  10,037,500          9,950,000
                  B+      B1      5,000,000  Kitty Hawk, Inc., 9.95% due 11/15/2004              4,893,750          5,025,000
                                                                                            --------------     --------------
                                                                                                24,921,250         24,825,000


Airlines--1.4%    B       B1     10,150,000  USAir Inc., 9.625% due 2/01/2001                   10,581,375         10,358,989


Automotive        BB+     Ba2    10,000,000  Federal-Mogul Corporation, 7.375% due
--1.3%                                       1/15/2006                                           9,958,300          9,428,220

Broadcasting--                               Globo Comunicacoes e Participacoes, Ltd.:
Radio &           B+      B2      7,500,000     10.50% due 12/20/2006                            4,906,250          5,418,750
Television--      B+      B2      1,500,000     10.50% due 12/20/2006                              735,000          1,087,500
1.2%              BB      Ba2     2,500,000  Grupo Televisa, SA de CV, 11.875% due
                                             5/15/2006                                           2,310,000          2,575,000
                                                                                            --------------     --------------
                                                                                                 7,951,250          9,081,250


Cable--2.2%       B+      B2      7,000,000  Charter Communications Holding LLC,
                                             8.625% due 4/01/2009                                6,978,650          6,755,000
                  B       B2     10,000,000  Echostar DBS Corp., 9.25% due 2/01/2006            10,000,000         10,162,500
                                                                                            --------------     --------------
                                                                                                16,978,650         16,917,500


Cable--           BB-     Ba3     4,500,000  Century Communications Corporation, 9.75%
Domestic--0.6%                               due 2/15/2002                                       4,725,000          4,601,250


Cable--           BB      Ba3    10,000,000  Cablevision SA, 13.75% due 5/01/2009               10,000,000          9,125,000
International     BB+     Ba3    10,000,000  Multicanal SA, 13.125% due 4/15/2009               10,034,620          9,150,000
--7.5%            B-      B3     10,000,000  NTL Communications Corp., 11.753% due
                                             10/01/2008 (c)                                      6,273,466          6,875,000
                  D       Caa3   25,000,000  Supercanal Holdings SA, 11.50% due
                                             5/15/2005                                          14,947,500         13,437,500
                                             Telewest Communications PLC:
                  B+      B1      7,000,000     10.793% due 10/01/2007 (c)                       4,782,178          4,698,750
                  B+      B1      5,000,000     11.25% due 11/01/2008                            5,000,000          5,637,500
                  B       B3     11,000,000  United International Holdings, Inc.,
                                             12.37% due 2/15/2008 (a)(c)                         6,771,093          7,287,500
                                                                                            --------------     --------------
                                                                                                57,808,857         56,211,250


Chemicals--2.1%   BB-     Ba3     5,000,000  ISP Holdings Inc., 9.75% due 2/15/2002              5,256,250          5,112,500
                  B+      B2     10,000,000  Lyondell Chemical Company, 10.875% due
                                             5/01/2009                                          10,000,000         10,450,000
                                                                                            --------------     --------------
                                                                                                15,256,250         15,562,500


Child Care--      B-      B3     10,000,000  Kindercare Learning Centers, Inc., 9.50%
1.3%                                         due 2/15/2009                                       9,849,375          9,550,000


Communications    B+      B2     17,215,000  Impsat Corp., 12.375% due 6/15/2008                15,483,500         14,202,375
--3.1%            B+      B2     17,000,000  Orion Network Systems, Inc., 16.429% due
                                             1/15/2007 (c)                                       9,946,565          9,350,000
                                                                                            --------------     --------------
                                                                                                25,430,065         23,552,375


Computer          B       B2     10,000,000  Amkor Technologies Inc., 10.50% due
Services/                                    5/01/2009                                          10,000,000          9,675,000
Electronics--     B       B2      6,000,000  Hadco Corp., 9.50% due 6/15/2008                    5,893,000          5,865,000
2.8%              B-      B2      6,000,000  Zilog Inc., 9.50% due 3/01/2005                     4,732,500          5,310,000
                                                                                            --------------     --------------
                                                                                                20,625,500         20,850,000


Conglomerates--   B-      B3      5,000,000  Eagle-Picher Industries, 9.375% due 3/01/2008       4,600,000          4,775,000
1.2%              B+      NR*     5,000,000  Voto-Votorantim O/S Trading, 8.50% due
                                             6/27/2005                                           4,638,750          4,412,500
                                                                                            --------------     --------------
                                                                                                 9,238,750          9,187,500


Merrill Lynch Corporate High Yield Fund, Inc.
June 30, 1999


SCHEDULE OF INVESTMENTS (continued)
                 S&P     Moody's     Face
Industries      Rating    Rating    Amount                    Bonds                              Cost              Value

Bonds (continued)
Consumer          B       B3    $10,000,000  Corning Consumer Products, 9.625% due
Products--1.2%                               5/01/2008                                      $    9,428,219     $    8,675,000


Consumer          B-      Caa2    3,500,000  AP Holdings Inc., 11.174% due 3/15/2008 (c)         2,346,367          1,925,000
Services--2.8%    BB-     B2     10,000,000  Avis Rent A Car Inc., 11% due 5/01/2009            10,000,000         10,187,500
                  BB+     Ba3    10,000,000  Protection One Alarm Monitoring, 8.125% due
                                             1/15/2009                                          10,000,000          9,312,500
                                                                                            --------------     --------------
                                                                                                22,346,367         21,425,000


Energy--5.0%      B       B3      2,220,000  Chesapeake Energy Corp., 9.625% due 5/01/2005       2,246,850          2,086,800
                  BBB-    Ba3     2,000,000  Compania Naviera Perez Companc
                                             S.A.C.F.I.M.F.A., 9% due 1/30/2004                  2,040,000          1,860,000
                                             Ocean Energy Inc.:
                  BB+     Ba2     4,000,000     7.625% due 7/01/2005                             3,882,500          3,850,000
                  BB-     B1      7,000,000     8.375% due 7/01/2008                             6,915,490          6,825,000
                  B-      B3      6,000,000  Ocean Rig Norway AS, 10.25% due 6/01/2008           5,840,000          4,350,000
                  B+      B1      6,000,000  Parker Drilling Co., 9.75% due 11/15/2006           6,077,500          5,580,000
                  BB-     Ba3     5,000,000  RBF Finance Co., 11.375% due 3/15/2009              5,000,000          5,200,000
                  BB-     B1      5,000,000  Tesoro Petroleum Corp., 9% due 7/01/2008            4,971,450          4,887,500
                  D       C       9,000,000  TransAmerican Energy Corp., 0/13% due
                                             6/15/2002 (c)                                       5,713,467          1,091,250
                  B-      B3      3,000,000  United Refining Co., 10.75% due 6/15/2007           2,865,000          2,055,000
                                                                                            --------------     --------------
                                                                                                45,552,257         37,785,550


Entertainment--   B+      B1      4,275,000  Intrawest Corp., 9.75% due 8/15/2008                4,357,660          4,328,437
0.6%


Financial         CCC+    Caa3    5,000,000  Amresco Inc., 9.875% due 3/15/2005                  5,090,000          3,850,000
Services--1.1%    BB+     baa2    5,000,000  SB Treasury Company LLC, 9.40% due
                                             12/29/2049 (d)(e)                                   4,980,000          4,833,565
                                                                                            --------------     --------------
                                                                                                10,070,000          8,683,565


Food & Beverage   B       B3      5,000,000  Agrilink Foods, Inc., 11.875% due 11/01/2008        5,000,000          5,175,000
--1.4%            B+      B1      5,000,000  Chiquita Brands International Inc., 9.125%
                                             due 3/01/2004                                       4,906,250          5,075,000
                                                                                            --------------     --------------
                                                                                                 9,906,250         10,250,000


Gaming--3.3%                                 Circus Circus Enterprises, Inc.:
                  BB+     Ba2     2,000,000     9.25% due 12/01/2005                             2,000,000          2,030,000
                  BB+     Ba2     4,000,000     7.625% due 7/15/2013                             3,355,000          3,520,000
                  BB+     Ba2     7,000,000  Harrah's Operating Co. Inc., 7.875% due
                                             12/15/2005                                          6,995,000          6,755,000
                  BB+     Ba2    10,000,000  Park Place Entertainment, 7.875% due
                                             12/15/2005                                          9,984,375          9,575,000
                  B       B2      3,000,000  Trump Atlantic City Associates/Funding Inc.,
                                             11.25% due 5/01/2006                                2,972,826          2,700,000
                                                                                            --------------     --------------
                                                                                                25,307,201         24,580,000


Health Services   B-      Caa1   10,500,000  ALARIS Medical Inc., 14.993% due 8/01/2008 (c)      5,055,823          5,748,750
--7.9%            B+      Ba3     5,000,000  Beverly Enterprises Inc., 9% due 2/15/2006          5,237,500          4,950,000
                  B-      B2     15,000,000  Extendicare Health Services, 9.35% due
                                             12/15/2007                                         13,285,000         11,025,000
                  B+      ba3    10,000,000  Fresenius Medical Capital Trust II, 7.875%
                                             due 2/01/2008                                       9,535,000          9,325,000
                  B-      Caa1   10,000,000  Magellan Health Services, 9% due 2/15/2008          9,340,625          8,600,000
                  CC      C       7,000,000  Mariner Post--Acute Network, 9.50% due
                                             11/01/2007                                          2,427,500          1,365,000


Merrill Lynch Corporate High Yield Fund, Inc.
June 30, 1999


SCHEDULE OF INVESTMENTS (continued)

                 S&P     Moody's     Face
Industries      Rating    Rating    Amount                    Bonds                                Cost              Value

Bonds (continued)
Health Services   BBB     Ba2   $11,000,000  PharMerica, Inc., 8.375% due 4/01/2008         $   11,085,000     $   11,220,000
(concluded)       BB-     Ba3     7,500,000  Tenet Healthcare Corp., 8.125% due 12/01/2008       7,409,975          7,125,000
                                                                                            --------------     --------------
                                                                                                63,376,423         59,358,750


Hotels--3.2%      BB      Ba2     5,000,000  HMH Properties, Inc., 8.45% due 12/01/2008          4,983,200          4,775,000
                  BB      Ba2    10,000,000  Host Marriott LP, 8.375% due 2/15/2006             10,000,000          9,762,500
                  BB-     B2     10,000,000  Signature Resorts, Inc., 9.25% due 5/15/2006        9,766,250          9,700,000
                                                                                            --------------     --------------
                                                                                                24,749,450         24,237,500


Independent       B+      Ba3     8,000,000  The AES Corporation, 8.375% due 8/15/2007           7,690,000          7,560,000
Power             BB      Ba2     6,000,000  Caithness Coso Fund Corp., 9.05% due
Producers--2.4%                              12/15/2009                                          6,000,000          6,015,000
                  BB      Ba2     5,000,000  Calpine Corp., 7.75% due 4/15/2009                  4,996,900          4,712,500
                                                                                            --------------     --------------
                                                                                                18,686,900         18,287,500


Industrial                                   Neff Corp.:
Services--1.6%    B       B3      4,000,000     10.25% due 6/01/2008                             4,000,000          4,100,000
                  B       B3      4,000,000     10.25% due 6/01/2008                             3,940,640          4,100,000
                  CCC+    Caa1    2,000,000  Thermadyne Holdings Corp., 12.50% due
                                             6/01/2008 (c)                                       1,243,570            960,000
                  CCC+    B3      3,000,000  Thermadyne Manufacturing, 9.875% due
                                             6/01/2008                                           2,976,420          2,655,000
                                                                                            --------------     --------------
                                                                                                12,160,630         11,815,000


Internet          B-      B3      7,000,000  PSINet, Inc., 10% due 2/15/2005                     7,070,000          7,070,000
Transport--0.9%


Media &                                      Call-Net Enterprises Inc.:
Communications    BB-     B2      3,000,000     8% due 8/15/2008                                 2,986,260          2,670,000
--International   BB-     B2     13,000,000     8.94% due 8/15/2008 (c)                          9,062,707          7,247,500
--1.3%                                                                                      --------------     --------------
                                                                                                12,048,967          9,917,500


Metals &          B-      Caa1   11,000,000  AEI Resources Inc., 11.50% due 12/15/2006          10,825,000         10,807,500
Mining--4.0%      BB      Baa3   12,000,000  Grupo Minero Mexico SA, 8.25% due 4/01/2008        10,342,000          9,840,000
                  CCC+    B3      5,000,000  Kaiser Aluminum & Chemical Corp., 12.75%
                                             due 2/01/2003                                       4,902,500          5,050,000
                  B       B3      5,000,000  Ormet Corporation, 11% due 8/15/2008                5,000,000          4,725,000
                                                                                            --------------     --------------
                                                                                                31,069,500         30,422,500


Paper & Forest    CCC+    Caa1    6,000,000  APP International Finance, 11.75% due
Products--4.2%                               10/01/2005                                          4,886,250          4,608,336
                  B-      B2      5,000,000  Container Corporation of America, 9.75% due
                                             4/01/2003                                           5,025,000          5,175,000
                                             Doman Industries Limited:
                  B       Caa1    5,000,000     8.75% due 3/15/2004                              3,137,500          3,150,000
                  B+      B3      8,000,000     12% due 7/01/2004                                7,572,403          7,760,000
                  B       Caa1    5,000,000     9.25% due 11/15/2007                             2,875,000          2,975,000
                  CCC+    Caa1   11,000,000  Pindo Deli Financial Mauritius, 10.75% due
                                             10/01/2007                                          7,040,000          7,672,500
                                                                                            --------------     --------------
                                                                                                30,536,153         31,340,836


Product           B-      Caa1    5,000,000  Nebco Evans Holding Co., 16.34% due
Distribution--                               7/15/2007 (c)                                       2,695,383          2,475,000
1.2%              CCC+    Caa1   10,350,000  US Office Products Co., 9.75% due 6/15/2008         8,786,460          6,934,500
                                                                                            --------------     --------------
                                                                                                11,481,843          9,409,500


Merrill Lynch Corporate High Yield Fund, Inc.
June 30, 1999


SCHEDULE OF INVESTMENTS (continued)
                 S&P     Moody's     Face
Industries      Rating    Rating    Amount                    Bonds                               Cost              Value

Bonds (concluded)
Publishing &      BB-     Ba3   $ 5,000,000  Primedia, Inc., 7.625% due 4/01/2008           $    4,725,000     $    4,800,000
Printing--1.9%    BB-     B1     10,000,000  World Color Press Inc., 7.75% due 2/15/2009         9,830,100          9,450,000
                                                                                            --------------     --------------
                                                                                                14,555,100         14,250,000


Real Estate--     BB-     Ba3     4,875,000  Forest City Enterprises Inc., 8.50% due
0.6%                                         3/15/2008                                           4,906,406          4,655,625


Steel--1.2%       BB-     B2      5,000,000  CSN Iron SA, 9.125% due 6/01/2007                   4,507,750          3,825,000
                  B       B2      5,000,000  Weirton Steel Corp., 11.375% due 7/01/2004          5,412,500          4,900,000
                                                                                            --------------     --------------
                                                                                                 9,920,250          8,725,000


Telephone--       B       B2     10,000,000  Intermedia Communications Inc., 8.60% due
Competitive                                  6/01/2008                                           9,740,625          9,250,000
Local Exchange    B       B3      8,000,000  Level 3 Communications, 9.125% due 5/01/2008        7,702,500          7,900,000
Carriers--4.9%                               Metronet Communications:
                  B       B3      8,000,000     9.95% due 6/15/2008 (c)                          5,446,627          5,920,000
                  B       B3      3,500,000     10.625% due 11/01/2008                           3,525,000          3,963,750
                  B       B3      5,000,000  Nextlink Communications Inc., 10.75% due
                                             6/01/2009                                           5,000,000          5,150,000
                                             RSL Communications PLC:
                  B-      B2      4,000,000     9.125% due 3/01/2008                             3,672,500          3,710,000
                  B-      B2      2,000,000     12.793% due 3/01/2008 (c)                        1,145,858          1,200,000
                                                                                            --------------     --------------
                                                                                                36,233,110         37,093,750


Textiles--0.9%    B       B3     10,000,000  Galey & Lord, Inc., 9.125% due 3/01/2008            9,235,000          6,600,000


Transportation    BB-     NR*    11,000,000  Autopistas del Sol SA, 10.25% due 8/01/2009         8,572,500          8,277,500
--5.1%            BB      Ba3    10,000,000  GS Superhighway Holdings, 10.25% due
                                             8/15/2007                                           5,965,000          5,125,000
                  CCC-    Caa2    5,000,000  Hvide Marine, Inc., 8.375% due 2/15/2008            2,875,000          2,275,000
                  BB      Ba2    12,500,000  Stena AB, 10.50% due 12/15/2005                    13,138,750         12,437,500
                                             TFM, SA de CV:
                  B+      B2      5,000,000     10.25% due 6/15/2007                             4,647,500          4,350,000
                  B+      B2     10,000,000     13.696% due 6/15/2009 (c)                        6,215,995          6,000,000
                                                                                            --------------     --------------
                                                                                                41,414,745         38,465,000


Waste             BB      Ba3     6,500,000  Allied Waste North America, 7.375% due
Management--                                 1/01/2004                                           6,490,445          6,191,250
0.8%


Wireless          CCC+    B3      7,000,000  Metrocall Inc., 11% due 9/15/2008                   6,951,280          5,425,000
Communications--  CCC+    B3      5,000,000  Nextel Partners Inc., 14% due 2/01/2009 (c)         2,688,209          2,950,000
Domestic Paging   NR*     B3      8,775,000  TeleCorp PCS Inc., 11.625% due 4/15/2009 (c)        5,106,066          4,892,062
& Cellular--1.8%                                                                            --------------     --------------
                                                                                                14,745,555         13,267,062


Wireless          CCC+    Caa1   10,000,000  Dolphin Telecom PLC, 17.059% due 6/01/2008 (c)      4,324,746          5,100,000
Communications    B-      Caa1   12,000,000  Nextel International Inc., 13.258% due
--International                              4/15/2008 (c)                                       7,133,105          6,060,000
Paging &                                     Telesystem International Wireless Inc. (c):
Cellular--2.6%    CCC+    Caa1    7,000,000     14.26% due 6/30/2007                             4,475,547          3,815,000
                  CCC+    Caa1   10,000,000     14.014% due 11/01/2007                           5,585,491          4,650,000
                                                                                            --------------     --------------
                                                                                                21,518,889         19,625,000


                                             Total Investments in Bonds--89.9%                 710,491,942        676,585,159


Merrill Lynch Corporate High Yield Fund, Inc.
June 30, 1999

SCHEDULE OF INVESTMENTS (concluded)
                                    Shares
Industries                           Held                     Issue                              Cost              Value

Preferred Stocks
Energy--2.1%                         15,000  R & B Falcon Corp.                             $   15,350,000     $   15,600,000
                                             TCR Holdings (Convertible Preferred):
                                      6,426     (Class B)                                              386                386
                                      3,534     (Class C)                                              198                198
                                      9,317     (Class D)                                              494                494
                                     19,277     (Class E)                                            1,214              1,214
                                                                                            --------------     --------------
                                                                                                15,352,292         15,602,292


Product                               5,875  Nebco Evans Holding Co. (b)                           536,425            233,531
Distribution--0.0%


Publishing &                         50,000  Primedia, Inc. (Series H)                           4,837,500          4,768,750
Printing--0.6%

Wireless Communications               3,260  Crown Castle International Corporation (b)          3,284,149          3,430,824
--Domestic Paging                     6,500  Nextel Communications, Inc. (Series D)(b)           7,507,500          7,085,000
& Cellular--1.8%                      2,796  Rural Cellular Corp. (Series B)(b)                  2,786,693          2,830,950
                                                                                            --------------     --------------
                                                                                                13,578,342         13,346,774


                                             Total Investments in Preferred
                                             Stocks--4.5%                                       34,304,559         33,951,347


                                   Face
                                  Amount

Short-Term Securities

Commercial                      $26,702,000  General Motors Acceptance Corp., 5.63% due
Paper**--3.6%                                7/01/1999                                          26,702,000         26,702,000


                                             Total Investments in Short-Term
                                             Securities--3.6%                                   26,702,000         26,702,000


Total Investments--98.0%                                                                    $  771,498,501        737,238,506
                                                                                            ==============     --------------
Other Assets Less Liabilities--2.0%                                                                                14,885,338
                                                                                                               --------------
Net Assets--100.0%                                                                                             $  752,123,844
                                                                                                               ==============


Net Asset         Class A--Based on net assets of $14,071,571 and 1,528,280 shares
Value:                     outstanding                                                                         $         9.21
                                                                                                               ==============
                  Class B--Based on net assets of $538,735,332 and 58,501,789 shares
                           outstanding                                                                         $         9.21
                                                                                                               ==============
                  Class C--Based on net assets of $124,703,893 and 13,542,324 shares
                           outstanding                                                                         $         9.21
                                                                                                               ==============
                  Class D--Based on net assets of $74,613,048 and 8,102,183 shares
                           outstanding                                                                         $         9.21
                                                                                                               ==============



  *Not Rated.
 **Commercial Paper is traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund.
(a)Each $1,000 face amount contains one warrant of United
   International Holdings, Inc.
(b)Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(c)Represents a zero coupon or step bond; the interest rate shown is the effective yield at the time of purchase by the Fund.
(d)The security is a perpetual bond and has no definite maturity date.
(e)Floating Rate Note.